EMPLOYMENT COSTS	12 Months Ended
Dec. 31, 2023
EMPLOYMENT COSTS
EMPLOYMENT COSTS
11.	EMPLOYMENT COSTS

For the years ended December 31, 2023 and 2022, the Group recorded the following:

	2023	2022
Exploration and evaluation
Salaries and benefits	$1,701	$2,267
Amounts paid for services by HDSI personnel (note 6(b))	809	923
	2,510	3,190
General and administrative
Salaries and benefits	1,439	1,407
Amounts paid for services by HDSI personnel (note 6(b))	2,544	2,433
	3,983	3,840

Share-based payments	1,068	2,301
	$7,561	$9,331